Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Comprehensive (Loss) Income - Parent Company [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Condensed Statement of Income Captions [Line Items]
Equity in (loss) earnings of subsidiaries	$ (7,394,438)	$ (1,086,999)	$ (13,720,643)
General administrative expense and others	(2,122,139)	(160,427)	(3,129,090)
NET (LOSS)	(9,516,577)	(1,247,426)	(16,849,733)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(238,985)	(2,198,379)	1,454,319
COMPREHENSIVE (LOSS)	$ (9,755,562)	$ (3,445,805)	$ (15,395,414)